BUSINESS ACQUISITION AND REVERSE RECAPITALIZATION - Supplemental cash related information (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
BUSINESS ACQUISITION AND REVERSE RECAPITALIZATION
Proceeds from PIPE investment	$ 2,900,000
Capitalization of PIPE financing costs	(2,900,000)
ExcelFin Acquisition Corp.
BUSINESS ACQUISITION AND REVERSE RECAPITALIZATION
Cash held by ExcelFin and cash related to ExcelFin trust account	9,238,626
Less redemptions	(6,043,240)
Cash related to trust account, net of redemptions	3,195,386
Less cash paid associated with transaction costs allocated to Reverse Recapitalization	(3,116,936)
Less cash paid on behalf of the Company for professional expenses	$ (78,450)